Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Millions		9 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Operating Activities
Net income including noncontrolling interests		$ 366	$ 1,887
Net income		349	1,806
Adjustments to reconcile net income including noncontrolling interests to net cash provided by operating activities:
Depreciation, depletion and amortization (including nuclear fuel)		2,235	1,706
Deferred income taxes and investment tax credits		112	486
Provision for refunds and rate credits to electric utility customers		936	77
Impairment of assets and other charges		982	139
Charge related to a voluntary retirement program		384
Gains on sales of assets and equity method investments		(20)	(196)
Net gains on nuclear decommissioning trust funds and other investments		(418)	(208)
Charge associated with future ash pond and landfill closure costs			81
Revision to future ash pond and landfill closure costs		(113)
Other adjustments		(9)
Changes in:
Accounts receivable		354	129
Inventories		(106)	(37)
Deferred fuel and purchased gas costs, net		158	(226)
Prepayments		31	(81)
Accounts payable		(446)	(167)
Accrued interest, payroll and taxes		(123)	(14)
Customer deposits		(94)	7
Margin deposit assets and liabilities		54	(5)
Net realized and unrealized changes related to derivative activities		1	101
Pension and other postretirement benefits		(107)	(79)
Other operating assets and liabilities		(468)	111
Net cash provided by operating activities		3,709	3,711
Investing Activities
Plant construction and other property additions (including nuclear fuel)		(3,407)	(3,111)
Cash and restricted cash acquired in the SCANA Combination		389
Acquisition of solar development projects		(183)	(108)
Proceeds from sales of securities		1,311	1,301
Purchases of securities		(1,330)	(1,364)
Proceeds from sales of assets and equity method investments		211	200
Contributions to equity method affiliates		(187)	(282)
Other		36	(5)
Net cash used in investing activities		(3,160)	(3,369)
Financing Activities
Issuance (repayment) of short-term debt, net		1,913	(363)
Issuance of short-term notes		3,000	1,450
Repayment of short-term notes			(1,450)
Credit facility borrowings			73
Repayment of credit facility borrowings		(113)
Issuance of long-term debt		2,298	4,400
Repayment of long-term debt, including redemption premiums		(8,595)	(3,154)
Issuance of 2019 Equity Units		1,582
Issuance of common stock		1,802	737
Common dividend payments		(2,224)	(1,635)
Other		(163)	(198)
Net cash used in financing activities		(500)	(140)
Increase (decrease) in cash, restricted cash and equivalents		49	202
Cash, restricted cash and equivalents at beginning of period		391	185
Cash, restricted cash and equivalents at end of period		440	387
Significant noncash investing and financing activities:
Accrued capital expenditures	[1],[2],[3]	378	197
Leases	[4]	102
Financing leases		98
Virginia Electric and Power Company
Operating Activities
Net income		722	1,043
Adjustments to reconcile net income including noncontrolling interests to net cash provided by operating activities:
Depreciation, depletion and amortization (including nuclear fuel)		1,045	974
Deferred income taxes and investment tax credits		(141)	175
Impairment of assets and other charges		646
Charge related to a voluntary retirement program		138
Charge associated with future ash pond and landfill closure costs			81
Revision to future ash pond and landfill closure costs		(113)
Provision for rate credits to customers			77
Other adjustments		(60)	(48)
Changes in:
Accounts receivable		(154)	(113)
Affiliated receivables and payables		21	(8)
Inventories		(34)	40
Deferred fuel and purchased gas costs, net		232	(273)
Prepayments		(4)	(1)
Accounts payable		(38)	(28)
Accrued interest, payroll and taxes		73	50
Net realized and unrealized changes related to derivative activities		18	69
Other operating assets and liabilities		(316)	197
Asset retirement obligations		33	(29)
Net cash provided by operating activities		2,068	2,206
Investing Activities
Plant construction and other property additions (including nuclear fuel)		(1,816)	(1,696)
Purchases of nuclear fuel		(96)	(82)
Acquisition of solar development projects		(169)	(98)
Proceeds from sales of securities		677	651
Purchases of securities		(717)	(681)
Other		(18)	(47)
Net cash used in investing activities		(2,139)	(1,953)
Financing Activities
Issuance (repayment) of short-term debt, net		371	392
Issuance (repayment) of affiliated current borrowings, net		(215)	(18)
Issuance of long-term debt		698	700
Repayment of long-term debt, including redemption premiums		(590)	(951)
Common dividend payments		(189)	(361)
Other		(5)	(7)
Net cash used in financing activities		70	(245)
Increase (decrease) in cash, restricted cash and equivalents		(1)	8
Cash, restricted cash and equivalents at beginning of period		38	24
Cash, restricted cash and equivalents at end of period		37	32
Significant noncash investing and financing activities:
Accrued capital expenditures		231	96
Financing leases	[2]	13
Dominion Energy Gas Holdings, LLC
Operating Activities
Net income including noncontrolling interests		550	584
Net income		460	454
Adjustments to reconcile net income including noncontrolling interests to net cash provided by operating activities:
Depreciation, depletion and amortization (including nuclear fuel)		344	307
Deferred income taxes and investment tax credits		40	350
Impairment of assets and other charges		13	129
Charge related to a voluntary retirement program		40
Gains on sales of assets and equity method investments		(7)	(109)
Other adjustments		67	18
Changes in:
Accounts receivable		107	23
Affiliated receivables and payables		(34)	(61)
Inventories		(51)	(43)
Prepayments		31	(206)
Accounts payable		(110)	(105)
Accrued interest, payroll and taxes		(45)	(29)
Customer deposits		(82)	8
Pension and other postretirement benefits		(105)	(106)
Other operating assets and liabilities		(34)	28
Net cash provided by operating activities		724	788
Investing Activities
Plant construction and other property additions (including nuclear fuel)		(537)	(819)
Loan to Dominion Energy from Cove Point			(1,986)
Repayment of loan by Dominion Energy to Cove Point		2,986
Proceeds from assignments of shale development rights			109
Other		(19)	(16)
Net cash used in investing activities		2,430	(2,712)
Financing Activities
Issuance (repayment) of short-term debt, net		270	(489)
Issuance (repayment) of affiliated current borrowings, net		32	89
Issuance of affiliated long-term debt		395
Credit facility borrowings			73
Repayment of credit facility borrowings		(73)
Issuance of long-term debt			2,750
Repayment of long-term debt, including redemption premiums		(3,300)	(250)
Net proceeds from sale of Dominion Energy Midstream Common Units			4
Contributions from Dominion Energy			25
Dividends and distributions		(589)	(183)
Other		(1)	(21)
Net cash used in financing activities		(3,266)	1,998
Increase (decrease) in cash, restricted cash and equivalents		(112)	74
Cash, restricted cash and equivalents at beginning of period		198	57
Cash, restricted cash and equivalents at end of period		86	131
Significant noncash investing and financing activities:
Accrued capital expenditures	[2]	19	$ 72
Equity contributions from Dominion Energy	[2]	15
Financing leases	[2]	$ 10

[1]	See Note 17 for noncash financing activities related to the acquisition of the public interest in Dominion Energy Midstream, the remarketing of RSNs and the issuance of stock purchase contracts associated with the 2019 Equity Units.
[2]	See Note 2 for noncash investing and financing activities related to the adoption of a new accounting standard for leasing arrangements.
[3]	See Note 3 for noncash investing and financing activities related to the SCANA Combination.
[4]	Includes $98 million of financing leases and $4 million of operating leases.